SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS Alternative Asset Allocation Plus Fund
DWS Balanced Fund
DWS Blue Chip Fund
DWS Capital Growth Fund
DWS Communications Fund
DWS Core Fixed Income Fund
DWS Core Plus Income Fund
DWS Disciplined Market Neutral Fund
DWS Diversified International Equity Fund
DWS Dreman International Value Fund
DWS Dreman Mid Cap Value Fund
DWS Dreman Small Cap Value Fund
DWS EAFE® Equity Index Fund
DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund
DWS Equity 500 Index Fund
DWS Europe Equity Fund
DWS Global Inflation Plus Fund
DWS Global Small Cap Growth Fund
DWS Global Thematic Fund
DWS GNMA Fund
DWS Gold & Precious Metals Fund
DWS Growth & Income Fund
DWS High Income Fund
DWS High Income Plus Fund
DWS International Fund
DWS Large Cap Focus Growth Fund
DWS Large Cap Value Fund
DWS Lifecycle Long Range Fund
DWS Mid Cap Growth Fund

DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate Securities Fund
DWS RREEF Real Estate Securities Fund
DWS Select Alternative Allocation Fund
DWS Short Duration Fund
DWS Short Duration Plus Fund
DWS Short Term Municipal Bond Fund
DWS Small Cap Growth Fund
DWS Strategic Government Securities Fund
DWS Strategic Value Fund
DWS Technology Fund
DWS U.S. Bond Index Fund

Effective October 1, 2010, the “Institutional Class Shares” section under the heading “CHOOSING A SHARE CLASS” in the prospectuses of each of the above-listed funds will be replaced in its entirety by the following:

Institutional Class Shares

You may buy Institutional Class shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent (“financial advisor”). Contact them for details on how to place and pay for your order.

Eligibility Requirements. You may buy Institutional Class shares if you are any of the following (subject to the applicable investment minimum):

■	An eligible institution (e.g., a financial institution, corporation, trust, estate or educational, religious or charitable institution).

■	An employee benefit plan.

■	A registered investment advisor or financial planner purchasing on behalf of clients and charging an asset–based or hourly fee.

■	A client of the private banking division of Deutsche Bank AG.

■	A current or former director or trustee of the Deutsche or DWS mutual funds.

■
An employee, the employee’s spouse or life partner and children or stepchildren age 21 or younger of Deutsche Bank or its affiliates or a subadvisor to any fund in the DWS family of funds or a broker–dealer authorized to sell shares in the funds.

Investment Minimum

The minimum initial investment is waived for:

■	Investment advisory affiliates of Deutsche Bank Securities, Inc., DWS funds or Deutsche funds purchasing shares for the accounts of their investment advisory clients.

■	Employee benefit plans with assets of at least $50 million.

September 27, 2010
DMF–3608ST

■	Clients of the private banking division of Deutsche Bank AG.

■	Institutional clients and qualified purchasers that are clients of a division of Deutsche Bank AG.

■	A current or former director or trustee of the Deutsche or DWS funds.

■
An employee, the employee’s spouse or life partner and children or stepchildren age 21 or younger of Deutsche Bank or its affiliates or a subadvisor to any fund in the DWS family of funds or a broker–dealer authorized to sell shares of the funds.

■
Registered investment advisors who trade through a platform approved by the Advisor and whose client assets on such platform in the aggregate meet or, in the Advisor’s judgment, will meet within a reasonable period of time, the $1,000,000 minimum investment.

■
Employee benefit plan platforms approved by the Advisor that invest in a fund through an omnibus account that meets or, in the Advisor’s judgment, will meet within a reasonable period of time, the $1,000,000 minimum investment.

■	Shareholders with existing accounts prior to August 13, 2004 who met the previous minimum investment eligibility requirement.

■
For DWS Capital Growth Fund, DWS Core Fixed Income Fund, DWS Dreman Small Cap Value Fund and DWS Strategic Value Fund: Shareholders with existing Institutional Class accounts prior to July 23, 2007 who purchased shares through certain broker–dealers authorized to sell fund shares.

Each fund reserves the right to modify the above eligibility and investment minimum requirements at any time. In addition, each fund, in its discretion, may waive the minimum initial investment for specific employee benefit plans (or family of plans) whose aggregate investment in Institutional Class shares of a fund equals or exceeds the minimum initial investment amount but where a particular plan or program may not on its own meet such minimum amount.

Please Retain This Supplement for Future Reference

September 27, 2010
DMF–3608ST